Corporate Bonds Issuance - Additional Information (Detail)	Jan. 29, 2020 ARS ($)	Oct. 16, 2019 ARS ($)	Apr. 27, 2018 USD ($)	Apr. 09, 2018 ARS ($)
Disclosure of corporate bond liabilities [line items]
Maximum amount used for issuance of corporate bonds			$ 1,000,000,000
Non-subordinated – Class C [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value	$ 44,000,000	$ 750,500,000		$ 3,207,500,000
Non-subordinated – Class C [member] | Minimum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value			1,500,000,000
Non-subordinated – Class C [member] | Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value			$ 2,500,000,000